Preferred Stock (Narrative) (Q2) (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 22, 2020	Jun. 20, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, shares designated			1,000,000	1,000,000	1,000,000
Number of common stock shares issued
GreenSeed Investors, LLC [Member]
Conversion price			$ 15.00
Conversion description			The trading of the shares of common stock is equal to or greater than $15.00 per share for any 20 days in a 30 day trading period
Liquidation price per share			$ 25.00
Redemption price per sahre			27.50
GreenSeed Investors, LLC [Member] | Board of Directors [Member]
Dividends rate			$ 2.00
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member]
Number of exchange shares	100,000
Warrant to acquire	275,000
Warrants exercise price	$ 15.00
Number of repurchase shares	$ 400,000
Number of repurchase shares, value	4,000,000
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member] | Tranches [Member]
Number of repurchase shares	$ 50,000
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member] | Class B Preferred [Member]
Number of common stock shares issued	500,000
Exchange Agreement [Member] | GreenSeed Investors, LLC [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued	200,000